Taxes (Details) - Schedule of Statutory EIT Rate and the Effective Tax - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Statutory Eit Rate and the Effective Tax [Abstract]
Income before income taxes	$ (11,760,317)	$ 8,335,041	$ 10,072,523
Provision for income taxes at statutory tax rate in the PRC	(2,798,020)	2,083,760	3,660,090
Temporary difference not recognized as deferred tax assets	3,078,891
Effect of expense for which no income tax is deductible	5,464	10,316	12,534
Income tax expense	$ 286,335	$ 2,094,076	$ 3,672,624